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       [GRAPHIC]              . Group Vari-Exceptional Life Plus



                                     [LOGO]
                                    AllmericA
                                  FINANCIAL (R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and
  General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and
  Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Growth and Income Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Overseas Portfolio

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Mid Cap Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio

Morgan Stanley Investment Management, Inc.
1221 Avenue of the Americas, New York, NY 10020
  UIF Technology Portfolio

Pacific Investment Management Company
840 Newport Center Dr., Newport Beach, CA 92660
  PVIT Total Return Portfolio II

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio


One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY


GROUP VARI-EXCEPTIONAL LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                      Without Surrender and
                                                                                    Monthly Policy Charges*
                                                                                       10 Years    10 Years
                                                    Fund Sub-Account                    or Life  or Life of
                                               Inception   Inception                    of Fund Sub-Account
Sub-Accounts                                        Date        Date   1 Year 5 Years (if less)   (if less)
-----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                            4/29/85     5/1/95     0.01%  -3.75%    6.70%      6.39%
AIT Equity Index Fund                           9/28/90     5/1/95    -0.96%  -2.70%    8.56%      8.52%
AIT Government Bond Fund                        8/26/91     5/1/95     7.50%   5.86%    5.17%      5.91%
AIT Money Market Fund                           4/29/85     5/1/95     0.29%   3.19%    3.55%      3.66%
AIT Select Capital Appreciation Fund            4/28/95     5/3/95     3.69%   4.20%   10.52%     10.51%
AIT Select Growth Fund                          8/21/92     5/1/95    -3.49%  -7.48%    5.28%      5.61%
AIT Select International Equity Fund             5/2/94     5/1/95   -12.06%  -5.39%    2.68%      2.86%
AIT Select Investment Grade Income Fund         4/29/85     5/1/95     8.02%   5.55%    5.60%      6.42%
AIT Select Value Opportunity Fund               4/30/93     5/1/95    -0.58%   4.69%    9.81%     10.65%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio   1/14/91    10/2/00     2.52%   2.96%   11.25%     -4.26%

Delaware VIP Trust
Delaware VIP International Value Equity Series 10/29/92     7/2/96    -2.21%  -0.28%    6.33%      3.48%


Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                  Without Surrender and
                                                                                Monthly Policy Charges*
                                                                                   10 Years    10 Years
                                                 Fund Sub-Account                   or Life  or Life of
                                            Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                     Date        Date  1 Year 5 Years (if less)   (if less)
-------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio          9/6/89     5/1/95     8.72%  0.70%     6.21%      6.79%
Fidelity VIP Contrafund Portfolio             1/3/95    11/2/00    -1.01%  1.33%    11.62%     -8.07%
Fidelity VIP Equity-Income Portfolio         10/9/86     5/1/95    -2.91% -0.55%     8.73%      7.72%
Fidelity VIP Growth Portfolio                10/9/86     5/1/95    -2.67% -2.21%     7.63%      7.65%
Fidelity VIP High Income Portfolio           9/19/85     5/1/95    25.68% -4.77%     2.99%      2.08%
Fidelity VIP Index 500 Portfolio             8/27/92    5/25/99    -0.76% -2.71%     8.76%     -6.25%
Fidelity VIP Overseas Portfolio              1/28/87     5/1/95   -10.59% -5.76%     2.96%      1.60%

Janus Aspen Series (Service Shares)
Janus Aspen Mid Cap Growth Portfolio         9/13/93        N/A     2.49% -3.44%     7.27%        N/A
Janus Aspen Worldwide Growth Portfolio       9/13/93        N/A    -9.71% -4.20%     9.27%        N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II               5/28/99    2/19/02     9.42%    N/A     7.63%      2.51%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio  3/31/94    2/12/96    -9.63% -6.20%     0.67%     -0.99%

The Universal Institutional Funds, Inc.
UIF Technology Portfolio                    11/30/99    5/31/00     6.13%    N/A   -28.99%    -36.61%


Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                     Without Surrender and
                                                                                   Monthly Policy Charges*
                                                                                      10 Years    10 Years
                                                    Fund Sub-Account                   or Life  or Life of
                                               Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                        Date        Date  1 Year 5 Years (if less)   (if less)
----------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                            4/29/85   11/13/96     0.01% -3.75%    6.70%      2.63%
AIT Equity Index Fund                           9/28/90   11/13/96    -0.96% -2.70%    8.56%      4.69%
AIT Government Bond Fund                        8/26/91   11/13/96     7.50%  5.86%    5.17%      5.79%
AIT Money Market Fund                           4/29/85   11/13/96     0.29%  3.19%    3.55%      3.46%
AIT Select Capital Appreciation Fund            4/28/95   11/13/96     3.69%  4.20%   10.52%      6.08%
AIT Select Growth Fund                          8/21/92   11/13/96    -3.49% -7.48%    5.28%      1.37%
AIT Select International Equity Fund             5/2/94   11/13/96   -12.06% -5.39%    2.68%     -0.27%
AIT Select Investment Grade Income Fund         4/29/85   11/13/96     8.02%  5.55%    5.60%      5.99%
AIT Select Value Opportunity Fund               4/30/93   11/13/96    -0.58%  4.69%    9.81%      8.68%

Delaware VIP Trust
Delaware VIP International Value Equity Series 10/29/92   11/13/96    -2.21% -0.28%    6.33%      2.89%


Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

                          PRODUCT PERFORMANCE SUMMARY

GROUP VARI-EXCEPTIONAL LIFE PLUS (FAFLIC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                  Without Surrender and
                                                                                Monthly Policy Charges*
                                                                                   10 Years    10 Years
                                                 Fund Sub-Account                   or Life  or Life of
                                            Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                     Date        Date  1 Year 5 Years (if less)   (if less)
-------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio          9/6/89   11/13/96     8.72%  0.70%    6.21%       4.78%
Fidelity VIP Equity-Income Portfolio         10/9/86   11/13/96    -2.91% -0.55%    8.73%       4.94%
Fidelity VIP Growth Portfolio                10/9/86   11/13/96    -2.67% -2.21%    7.63%       3.87%
Fidelity VIP High Income Portfolio           9/19/85   11/13/96    25.68% -4.77%    2.99%      -0.47%
Fidelity VIP Index 500 Portfolio             8/27/92        N/A    -0.76% -2.71%    8.76%         N/A
Fidelity VIP Overseas Portfolio              1/28/87   11/13/96   -10.59% -5.76%    2.96%      -0.41%

Janus Aspen Series (Service Shares)
Janus Aspen Mid Cap Growth Portfolio         9/13/93        N/A     2.49% -3.44%    7.27%         N/A

PIMCO Variable Insurance Trust
PVIT Total Return Portfolio II               5/28/99        N/A     9.42%    N/A    7.63%         N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio  3/31/94    3/10/00    -9.63% -6.20%    0.67%     -17.42%


Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Returns are net of the maximum mortality and expense risk charge that can be assessed under the policy. Returns do not reflect surrender charges or other monthly charges under the certificate.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Group Vari-Exceptional Life Plus

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age
80 years old or under. The Certificate is variable because the Certificate
Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Certificate
Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
Certificate Owners may access certificate cash values through loans or withdrawals. Loans and withdrawals will reduce the Certificate Value and Death Benefit.

GENERAL ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the General Account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Certificate Value associated with the premium becomes security for a Certificate Loan. General Account guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the certificate is in effect. The Death Benefit is at least the Surrender Value of the Certificate after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. These charges vary by product version but will not exceed maximums listed below. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The certificate provides for a contingent deferred sales and administrative charge varying by product version which will be deducted upon full surrender of the certificate or a decrease in the face amount. The maximum surrender charge remains level for 24 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, if applicable, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to the greater of $2.50 per $1,000 of the increase or decrease to a maximum of $40 will be assessed.

Premium Expense Charge: Current charges vary by product version, guaranteed not to exceed 10%.

Monthly Administration Charge: A monthly charge is assessed against the certificate to cover administration. The current charge varies by product version, guaranteed not to exceed $10.

Monthly Mortality and Expense Risk Charge: Current charges vary by product version up to a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed, not to exceed $25, for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other certificate variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

Group Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.


                                     [LOGO]
                                   AllmericA
                                  FINANCIAL (R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
 Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
Financial Life Insurance Company. Allmerica Financial Life Insurance and Annuity
                         Company (all states except NY)

AFSGRVELSEM (6/03)